Fees and Expenses - PUTNAM INTERNATIONAL EQUITY FUND /MA/	Jun. 30, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Management fees are subject to a performance adjustment, restated for the current year.Total annual fund operating expenses after expense reimbursement have been restated to reflect current waiver arrangements and operating caps.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date). Your actual costs may be higher or lower.